Fair Value Measurements (Details) - USD ($)			3 Months Ended		12 Months Ended
	Jul. 31, 2025	May 30, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notes payable, fair value			$ 9,277,914		$ 9,982,682	$ 0
Notes payable, carrying value			111,976,974		111,932,931	0
Realized gain					1,316,827
Unrealized gain derivative asset					(16,156,071)
XCF and Helena [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash payment	$ 2,249,381
Realized gain					1,316,827
Unrealized gain derivative asset					16,156,071
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities			4,616,052		(214,057,348)
Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities			2,932,500	$ 0	121,417,000
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities			1,632,000	0	88,499,200
Fair Value, Inputs, Level 3 [Member] | Note Payable Polar [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities			$ 41,682	$ 0	$ 5,042,023
Helena [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Principal amount		$ 2,000,000
Net proceeds from convertible debt		$ 400,000
Share transfer (in Shares)		2,840,000
Sale of advanced shares value		$ 2,400,000
Side Letter Forward Agreement [Member] | Soule [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Conversion shares (in Shares)		2,840,000